================================================================================

                                LEND LEASE FUNDS:

                   Lend Lease U.S. Real Estate Securities Fund


                               SEMI-ANNUAL REPORT

                                  JULY 31, 2002




                                [GRAPHIC OMITTED]





  Shares of Lend Lease Funds are distributed by an independent third party, UMB
                           Distribution Services, LLC.

================================================================================

                               To Our Shareholders
--------------------------------------------------------------------------------


We are pleased to present Lend Lease Funds 2002 Semi-Annual Report. In the following pages, you will find detailed financial information for Lend Lease U.S. Real Estate Securities Fund for the six months ended July 31, 2002.

In the event you have questions regarding this report, or Lend Lease Funds in general, please visit our website at www.lendleasefunds.com or call a shareholder services representative at 1-877-563-5327.

Thank you for your continued support of Lend Lease Funds. We look forward to serving you in the months and years ahead.


Sincerely,

Lend Lease Funds


                   UMB Distribution Services, LLC, Distributor

                 LEND LEASE U.S. REAL ESTATE SECURITIES FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2002 (UNAUDITED)

  NUMBER
OF SHARES                                                                VALUE
---------                                                                -----

             COMMON STOCKS                               92.8%
             APARTMENTS                                  27.2%
  4,020         Amli Residential Properties Trust                      $ 91,656
 12,120         Apartment Investment & Management Company               544,915
 40,850         Archstone-Smith Trust                                 1,037,590
 14,250         AvalonBay Communities, Inc.                             640,537
 11,560         BRE Properties, Inc.                                    369,920
  9,080         Camden Property Trust                                   335,960
 46,980         Equity Residential Properties Trust                   1,256,715
  4,610         Essex Property Trust, Inc.                              235,110
  4,050         Gables Residential Trust                                117,896
  9,790         Home Properties of New York, Inc.                       352,538
  2,380         Post Properties, Inc.                                    70,115
  4,640         Summit Properties, Inc.                                  99,528
 30,100         United Dominion Realty Trust, Inc.                      487,620
                                                                ---------------
                                                                      5,640,100
                                                                ---------------

             DIVERSIFIED/SPECIALTY                        8.9%
  4,370         Colonial Properties Trust                               157,102
 10,640         Cousins Properties, Inc.                                254,828
  7,850         Glenborough Realty Trust, Inc.                          157,471
 26,940         Vornado Realty Trust                                  1,173,237
  3,560         Washington Real Estate Investment Trust                  93,272
                                                                ---------------
                                                                      1,835,910
                                                                ---------------

             INDUSTRIAL                                  12.0%
 22,320         AMB Property Corporation                                659,556
  3,520         CenterPoint Properties Corporation                      205,638
  7,650         Duke Realty Corporation                                 196,988
 14,120         Liberty Property Trust                                  453,958
 31,410         ProLogis Trust                                          800,955
  5,060         PS Business Parks, Inc.                                 178,112
                                                                ---------------
                                                                      2,495,207
                                                                ---------------

             OFFICE                                      20.7%
  5,860         Alexandria Real Estate Equities, Inc.                   252,859
 15,840         Arden Realty, Inc.                                      411,523
 14,000         Boston Properties, Inc.                                 522,200
  9,690         Brandywine Realty Trust                                 222,870
 10,970         CarrAmerica Realty Corporation                          301,675
 11,160         Crescent Real Estate Equities, Company                  191,059
 37,199         Equity Office Properties Trust                          981,310
  2,000         Highwoods Properties, Inc.                               53,300
  2,390         Kilroy Realty Corporation                                58,005
 11,050         Mack-Cali Realty Corporation                            345,754
  9,360         Prentiss Properties Trust                               265,637
 15,150         Reckson Associates Realty Corporation                   346,329
 10,440         SL Green Realty Corporation                             336,690
                                                                ---------------
                                                                      4,289,211
                                                                ---------------

                   LEND LEASE U.S. REAL ESTATE SECURITIES FUND

 JULY 31, 2002 (UNAUDITED)

  NUMBER
OF SHARES                                                                VALUE
---------                                                                -----

             RETAIL - LOCAL                               9.7%
  6,990         Developers Diversified Realty Corporation             $ 160,770
  5,580         Federal Realty Investment Trust                         152,334
 12,460         IRT Property Company                                    153,756
  6,330         Kimco Realty Corporation                                203,446
 13,070         New Plan Excel Realty Trust                             255,780
 17,110         Pan Pacific Retail Properties, Inc.                     591,150
  8,840         Regency Centers Corporation                             278,460
  5,815         Weingarten Realty Investors                             215,737
                                                                ---------------
                                                                      2,011,433
                                                                ---------------


             RETAIL - REGIONAL                           14.3%
  6,700         CBL & Associates Properties, Inc.                       245,957
 10,620         General Growth Properties, Inc.                         514,858
 13,440         The Macerich Company                                    401,856
  9,540         The Rouse Company                                       300,510
 36,790         Simon Property Group, Inc.                            1,324,072
 12,680         Taubman Centers, Inc.                                   187,918
                                                                ---------------
                                                                      2,975,171
                                                                ---------------


             TOTAL COMMON STOCKS (COST $17,143,218)                  19,247,032
                                                                ---------------

             PREFERRED STOCKS                             3.5%
 30,000         Equity Office Properties Trust, Series G                735,300
                                                                ---------------


             TOTAL PREFERRED STOCKS (COST $749,952)                     735,300
                                                                ---------------


PRINCIPAL
  AMOUNT
  ------

$620,766     SHORT-TERM INVESTMENTS                       3.0%
                UMB Bank Money Market Fiduciary                         620,766
                                                                ---------------


             TOTAL SHORT-TERM INVESTMENTS (COST $620,766)               620,766
                                                                ---------------

             TOTAL INVESTMENTS (COST $18,513,936)        99.3%       20,603,098

             OTHER ASSETS LESS LIABILITIES                0.7%          136,624
                                                                ---------------

             NET ASSETS                                 100.0%      $20,739,722
                                                                ===============

    See notes to financial statements.

                        LEND LEASE U.S. REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2002 (UNAUDITED)

ASSETS:

    Investments, at value (cost $18,513,936)                         $20,603,098
    Cash                                                                 159,187
    Interest and dividends receivable                                     24,082
    Receivable for fund shares sold                                       22,267
    Prepaid expenses and other assets                                     21,043
                                                                     -----------

    Total Assets                                                      20,829,677
                                                                     -----------

LIABILITIES:
    Accrued distribution fees                                             37,156
    Accrued investment advisory fees                                      19,968
    Payable for fund shares redeemed                                       8,533
    Other accrued expenses                                                24,298
                                                                     -----------

    Total Liabilities                                                     89,955
                                                                     -----------

NET ASSETS                                                           $20,739,722
                                                                     ===========

NET ASSETS CONSIST OF:
    Paid-in-capital                                                  $18,535,741
    Accumulated undistributed net realized gain on investments           114,819
    Net unrealized appreciation on investments                         2,089,162
                                                                     -----------

NET ASSETS                                                           $20,739,722
                                                                     ===========

SHARES OUTSTANDING, $0.0001 PAR VALUE,
    (UNLIMITED SHARES AUTHORIZED)
    CLASS K                                                            1,094,508
    CLASS Y                                                              424,456

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE
    CLASS K                                                          $     13.68
                                                                     ===========
    CLASS Y                                                          $     13.58
                                                                     ===========


 See notes to financial statements.

                        LEND LEASE U.S. REAL ESTATE FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JULY 31, 2002 (UNAUDITED)


INVESTMENT INCOME:
    Dividends                                                       $   583,030
    Interest                                                                710
                                                                    -----------

    Total Investment Income                                             583,740
                                                                    -----------

EXPENSES:
    Investment advisory fees                                             75,903
    Professional fees                                                    40,363
    Administration and accounting fees                                   30,655
    Shareholder servicing fees                                           25,159
    Distribution fees                                                    17,965
    Federal and state registration fees                                  14,864
    Insurance expenses                                                   11,403
    Trustees' fees and expenses                                           7,602
    Custody fees                                                          5,973
    Reports to shareholders expenses                                      4,887
    Other expenses                                                        2,715
                                                                    -----------

    Total expenses before waiver and reimbursement of expenses          237,489

    Less:  Waiver and reimbursement of expenses                        (125,337)
                                                                    -----------

    Net Expenses                                                        112,152
                                                                    -----------

NET INVESTMENT INCOME                                                   471,588
                                                                    -----------

REALIZED AND UNREALIZED GAIN:
    Net realized gain on investments                                      6,602
    Change in unrealized appreciation on investments                    863,213
                                                                    -----------
    Net Gain on Investments                                             869,815
                                                                    -----------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                           $ 1,341,403
                                                                    ===========


 See notes to financial statements.

                        LEND LEASE U.S. REAL ESTATE FUND


STATEMENT OF CHANGES IN NET ASSETS


                                                               SIX MONTHS ENDED
                                                                JULY 31, 2002       YEAR ENDED
                                                                 (UNAUDITED)     JANUARY 31, 2002
                                                                 -----------     ----------------
OPERATIONS:
    Net investment income                                        $    471,588    $    830,936
    Net realized gain on investments                                    6,602         290,109
    Change in unrealized appreciation on investments                  863,213         484,820
                                                                 ------------    ------------
      Net increase in net assets resulting from operations          1,341,403       1,605,865
                                                                 ------------    ------------

CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares                                    3,167,662       3,305,404
    Shares issued to shareholders in reinvestment of dividends        353,709       1,184,234
                                                                 ------------    ------------
                                                                    3,521,371       4,489,638

    Payments for shares redeemed                                     (652,317)       (434,032)
                                                                 ------------    ------------

      Net increase from capital share transactions                  2,869,054       4,055,606
                                                                 ------------    ------------

DIVIDENDS PAID FROM:
    Net investment income                                            (355,406)       (759,850)
    Net realized gains                                                   --          (430,719)
                                                                 ------------    ------------
      Total distributions                                            (355,406)     (1,190,569)

TOTAL INCREASE IN NET ASSETS                                        3,855,051       4,470,902

NET ASSETS:
    Beginning of period/year                                       16,884,671      12,413,769
                                                                 ------------    ------------

    End of period/year (includes undistributed net
      investment income of  $0 and
      $52,557, respectively)                                     $ 20,739,722    $ 16,884,671
                                                                 ============    ============



See notes to financial statements.

                        LEND LEASE U.S. REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

For a Fund Share Outstanding Throughout the Period/Year.


                                                                  CLASS K          CLASS K            CLASS K
                                                              --------------  ----------------   ----------------
                                                             SIX MONTHS ENDED
                                                               JULY 31, 2002     YEAR ENDED        PERIOD ENDED
                                                                (UNAUDITED)    JANUARY 31, 2002  JANUARY 31, 2001(1)
                                                              --------------  ----------------   ----------------

NET ASSET VALUE, BEGINNING OF PERIOD/YEAR                         $12.91             $12.55              $10.00

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                          0.32               0.70               0.53
     Net realized and unrealized gain on investments                0.70               0.66               2.58
                                                          --------------     --------------     --------------

        Total from investment operations                            1.02               1.36               3.11
                                                          --------------     --------------     --------------

 DISTRIBUTIONS TO SHAREHOLDERS:
     Dividends from net investment income                          (0.25)             (0.66)             (0.54)
     Distributions from capital gains                                 --              (0.34)             (0.02)
                                                          --------------     --------------     --------------

        Total distributions                                        (0.25)             (1.00)             (0.56)
                                                          --------------     --------------     --------------

NET ASSET VALUE, END OF PERIOD/YEAR                               $13.68             $12.91             $12.55
                                                          ==============     ==============     ==============


TOTAL RETURN(2)                                                    6.39%             11.01%             31.33%

SUPPLEMENTAL DATA AND RATIOS:
     Net assets, end of period/year                          $14,977,680        $13,364,481        $11,727,066
     Ratio of expenses to average net assets                       1.25%              1.25%              1.25%
     Ratio of expenses before waivers to
        average net assets(3)                                      2.47%              2.96%              7.36%
     Ratio of net investment income
        to average net assets(3)                                   4.91%              5.54%              5.02%
     Ratio of net investment income before waivers
        to average net assets(3)                                   3.69%              3.83%            (1.09)%
     Portfolio turnover rate(2)                                      16%                54%                25%


(1) Commenced operations on February 16, 2000
(2) Not annualized for periods less than a year
(3) Annualized

 See notes to financial statements.


                                                                  CLASS Y          CLASS Y            CLASS Y
                                                              --------------  ----------------   ----------------
                                                             SIX MONTHS ENDED
                                                               JULY 31, 2002     YEAR ENDED         YEAR ENDED
                                                                (UNAUDITED)   JANUARY 31, 2002  JANUARY 31, 2002(1)
                                                              --------------  ----------------   ----------------

NET ASSET VALUE, BEGINNING OF PERIOD/YEAR                        $12.78              $12.40             $10.00

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                         0.32                0.74               0.66
     Net realized and unrealized gain on investments               0.74                0.65               2.49
                                                          --------------     --------------     --------------

        Total from investment operations                           1.06                1.39               3.15
                                                          --------------     --------------     --------------

 DISTRIBUTIONS TO SHAREHOLDERS:
     Dividends from net investment income                         (0.26)              (0.67)             (0.72)
     Distributions from capital gains                                --               (0.34)             (0.03)
                                                          --------------     --------------     --------------

        Total distributions                                       (0.26)              (1.01)             (0.75)
                                                          --------------     --------------     --------------

NET ASSET VALUE, END OF PERIOD/YEAR                              $13.58              $12.78             $12.40
                                                          ==============     ==============     ==============


TOTAL RETURN(2)                                                   6.72%              11.39%             31.66%

SUPPLEMENTAL DATA AND RATIOS:
     Net assets, end of period/year                          $5,762,042          $3,520,190           $686,703
     Ratio of expenses to average net assets                      0.97%               0.97%              0.97%
     Ratio of expenses before waivers to
        average net assets(3)                                     2.59%               3.85%             22.69%
     Ratio of net investment income
        to average net assets(3)                                  5.15%               5.82%              5.80%
     Ratio of net investment income before waivers
        to average net assets(3)                                  3.53%               2.94%           (15.91)%
     Portfolio turnover rate(2)                                     16%                 54%                25%


(1) Commenced operations on February 16, 2000
(2) Not annualized for periods less than a year
(3) Annualized

 See notes to financial statements.

                        LEND LEASE U.S. REAL ESTATE FUND
                          NOTES TO FINANCIAL STATEMENTS
                            JULY 31, 2002 (UNAUDITED)



1.   ORGANIZATION

     Lend Lease Funds (the "Trust") was organized on October 28, 1999 as a Delaware business trust and registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust consists of one investment portfolio: Lend Lease U.S. Real Estate Securities Fund. The Fund is a non-diversified portfolio of the Trust and is authorized to issue three classes of shares: Class A, Class K and Class Y. The Fund's share classes differ in terms of sales charges, fees and eligibility requirements. The Fund's Class K and Class Y commenced operations on February 16, 2000. As of July 31, 2002, the Funds' Class K and Class Y shares are outstanding. Substantially all of the shares issued by the Fund are held by an affiliate of Lend Lease Real Estate Investments, Inc., (the "Adviser").

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements have been prepared in accordance with accounting policies generally accepted in the United States of America that require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from such estimates.

     INVESTMENT VALUATION - Equity securities for which market quotations are readily available are valued at the most recent closing price. If a closing price is not reported, equity securities for which reliable bid quotations are available are valued at the mean between bid and asked prices. Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

     FEDERAL INCOME TAXES - The Fund intends to comply with the requirements of the Internal Revenue Code of 1986 necessary to qualify as a regulated investment company under Sub Chapter M and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it of all or substantially all federal income tax liability. Therefore no federal income tax or excise tax provision has been made.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis and includes amortization of premium and accretion of discount on investments. Return of capital distributions from investments will decrease the cost of investment in the investment security and thus may impact unrealized appreciation or depreciation of the investment security.

                        LEND LEASE U.S. REAL ESTATE FUND
                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JULY 31, 2002 (UNAUDITED)




     DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

     Distributions to shareholders are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Accordingly, at July 31, 2002, reclassifications were recorded to decrease undistributed net investment income by $168,739 and increase accumulated undistributed net realized gain on investments by $168,739 for the Fund.

     EXPENSES - Each class of shares is charged for those expenses directly attributable to the class. Expenses that are not directly attributable to a class of shares are typically allocated among the classes in proportion to their relative net assets.

3.   CAPITAL TRANSACTIONS

     Transactions of the Fund were as follows:

                              SIX MONTHS ENDED               YEAR ENDED
                                JULY 31, 2002             JANUARY 31, 2002
                                -------------             ----------------
CLASS K SHARES:             SHARES        DOLLARS      SHARES        DOLLARS

     Shares sold             41,663   $   573,901        48,465   $   634,032
     Shares issued to
       holders in
       reinvestment of       18,789       265,196        75,504       978,322
       dividends and
       capital gains
     Shares redeemed         (1,298)      (16,446)      (23,185)     (302,891)
                        -----------   -----------   -----------   -----------
     Net increase            59,154   $   822,651       100,784   $ 1,309,463
                        -----------   -----------   -----------   -----------

CLASS Y SHARES:

     Shares sold            190,399   $ 2,593,762       214,147   $ 2,671,372
     Shares issued to
       holders in
       reinvestment of        6,317        88,512        15,936       205,912
       dividends and
       capital gains
     Shares redeemed        (47,626)     (635,871)      (10,117)     (131,141)
                        -----------   -----------   -----------   -----------
     Net increase           149,090   $ 2,046,403       219,966   $ 2,746,143
                        -----------   -----------   -----------   -----------

     Net increase from
     capital share
     transactions           208,244   $ 2,869,054       320,750   $ 4,055,606
                        ===========   ===========   ===========   ===========

                        LEND LEASE U.S. REAL ESTATE FUND
                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JULY 31, 2002 (UNAUDITED)



4.   INVESTMENT TRANSACTIONS

     Purchases and sales of securities for the Fund, excluding short-term investments, for the six moths ended July 31, 2002 were $5,676,876 and $3,101,941, respectively

5.   INVESTMENT ADVISORY AGREEMENT

     The Fund has entered into an Investment Advisory Agreement with Lend Lease Real Estate Investments, Inc. (the "Adviser"). The Adviser has entered into a Sub-Advisory Agreement with Lend Lease Rosen Real Estate Securities LLC (the "Sub-Adviser") which is responsible for the day to day management of the Fund's investment program. The Fund pays a fee based on the Fund's average daily net assets at the annual rate of 0.80% for the services provided by the Adviser and Sub-Adviser. The Adviser and Sub-Adviser have contractually agreed to limit the annual operating expenses of Class K and Class Y shares of the Fund to 1.25% and 0.97%, respectively, through January 31, 2003, subject to later reimbursement by the Fund in certain circumstances. After January 31, 2003, the expense limitation may renew for annual periods under certain conditions. The Adviser has contractually agreed that in the event that the foregoing Fund expense limitation is not renewed, the Adviser will limit the Fund Class K and Y shares' total annual fund operating expense to 2.25% through January 31, 2011. During the year ended January 31, 2002, the Adviser and Sub-Adviser waived investment advisory fees for the Fund of $75,903 and reimbursed the Fund $49,434 for other expenses.

     Pursuant to Rule 12b-1 of the Investment Company Act of 1940, the Trust has adopted a plan of distribution for the Class K shares of the Fund (the "Plan") which permits the Fund to pay for certain expenses associated with the distribution of its Class K shares and for services provided to its Class K shareholders. Under the Plan the Fund's Class K shares may pay expenses pursuant to the distribution plan equal to a maximum of 0.25% of the average daily net assets of such class. During the six months ended July 31, 2002 the Fund incurred distribution expenses of $17,965.

6.   INVESTMENT RISKS

     As an investor in real estate investment trusts and other public companies in the real estate industry, the Fund is subject to certain risks generally incidental to the development, ownership and management of real property. These risks include the cyclical nature of real estate markets; changes in general economic, business and credit conditions, including interest rate levels and availability of financing; applicable federal, state, and local regulations; changes in availability and cost of insurance; increases in the costs of labor and materials; material shortages; strikes; changes in market rental rates; competition for tenants; the bankruptcy or insolvency of tenants; and potential liability under environmental and other laws.

                        LEND LEASE U.S. REAL ESTATE FUND
                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JULY 31, 2002 (UNAUDITED)



7.   TAX INVESTMENTS

     The following information for the Fund is presented on an income tax basis as of July 31, 2002:



     Cost of Investments                     $18,531,781
                                             ===========

     Gross Unrealized Appreciation            $2,391,271
     Gross Unrealized Depreciation              (319,954)
                                             -----------

     Net Unrealized
     Appreciation/(Depreciation) on           $2,071,317
                                             ===========
     Investments

     The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

     The tax character of distribution paid were as follows:

                                         Six Months ended       Year ended
                                          July 31, 2002      January 31, 2002
                                          -------------      ----------------

    Distributions paid from:
      Ordinary income                       $1,128,949           $355,406
      Net long-term capital gains               53,647                  -
      Unrecaptured section of
      1250 gain                                  7,973                  -
                                            ----------           --------

    Total distributions paid:               $1,190,569           $355,406
                                            ==========           ========


    As of July 31, 2002 the components of accumulated earnings (deficit) on a tax basis were as follows:


    Undistributed ordinary income                 $    4,617
    Undistributed long-term capital gains            128,047

    Accumulated capital and other losses                  --
    Unrealized appreciation/(depreciation)         2,071,317
                                                  ----------

    Total accumulated earnings/(deficit)          $2,203,981
                                                  ==========


     The differences between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

TRUSTEES                     William J. Klipp
                             Scott MacKillop
                             Kevin Malone
                             Michael A. Torres

INVESTMENT ADVISER           LEND LEASE REAL ESTATE INVESTMENTS, INC.
                             Monarch Tower
                             3424 Peachtree Road N.E.
                             Suite 800
                             Atlanta, GA 30326

INVESTMENT SUB-ADVISER       LEND LEASE ROSEN REAL ESTATE SECURITIES LLC
                             1995 University Avenue, Suite 550
                             Berkeley, CA  94704

ADMINISTRATOR AND            UMB FUND SERVICES, INC.
FUND ACCOUNTANT              803 West Michigan Avenue, Suite A
                             Milwaukee, Wisconsin 53233

CUSTODIAN                    UMB BANK, N.A.
                             928 Grand Blvd.
                             Kansas City, MO  64106

INDEPENDENT ACCOUNTANTS      PRICEWATERHOUSECOOPERS LLP
                             333 Market Street
                             San Francisco, CA  94105

LEGAL COUNSEL                GOODWIN PROCTER LLP
                             Exchange Place
                             Boston, MA 02109

DISTRIBUTOR                  UMB DISTRIBUTION SERVICES, LLC
                             803 West Michigan Avenue, Suite A
                             Milwaukee, Wisconsin 53233

DIVIDEND-DISBURSING          UMB FUND SERVICES, INC.
AND TRANSFER AGENT           c/o Lend Lease Funds
                             803 West Michigan Avenue, Suite A
                             Milwaukee, Wisconsin 53233

This report is submitted for the general information of shareholders of Lend Lease Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the each of Lend Lease U.S. Real Estate Securities Fund and Lend Lease European Real Estate Securities Fund. The Prospectus provides more complete information, including fees and expenses, the investment objectives, risks and operating policies of each Fund. Read the Prospectus carefully.
                                                                     LE 410 0702